Condensed Consolidated Statements of Changes in Equity (Unaudited) - USD ($) shares in Thousands	Issued capital [member]	Contributed Surplus [Member]	Accumulated other comprehensive income [member]	Retained earnings [member]	Total
Beginning balance, value at Dec. 31, 2021	$ 58,055,000	$ 6,035,000	$ (151,000)	$ (29,694,000)	$ 34,245,000
Beginning balance, shares at Dec. 31, 2021	34,946,379
IfrsStatementLineItems [Line Items]
Issuance of shares – private placement	$ 12,988,000				12,988,000
[custom:IssuanceOfSharesPrivatePlacementShares]	4,747,000
Issuance of shares – options exercised	$ 98,000	(23,000)			75,000
[custom:IssuanceOfSharesOptionsExercisedShares]	66,661,000				66,661
Share issuance costs	(1,162,000)				(1,162,000)
Share issuance costs – agent warrants	(152,000)	152,000
Warrants		444,000			444,000
Stock-based compensation		712,000			712,000
Other comprehensive loss			1,883,000		1,883,000
Net loss				(14,120,000)	(14,120,000)
Ending balance, value at Sep. 30, 2022	$ 69,827,000	7,320,000	1,732,000	(43,814,000)	35,065,000
Ending balance shares at Sep. 30, 2022	39,760,040
Beginning balance, value at Dec. 31, 2022	$ 75,983,000	7,088,000	1,403,000	(47,642,000)	36,832,000
Beginning balance, shares at Dec. 31, 2022	44,742,039
IfrsStatementLineItems [Line Items]
[custom:IssuanceOfSharesPrivatePlacementShares]	925,667
Share issuance costs	$ (44,000)				(44,000)
Warrants		240,000			240,000
Stock-based compensation		459,000			459,000
Other comprehensive loss			(79,000)		(79,000)
Net loss				(7,525,000)	(7,525,000)
Issuance of shares – private placement	867,000				867,000
Ending balance, value at Sep. 30, 2023	$ 76,806,000	$ 7,787,000	$ 1,324,000	$ (55,167,000)	$ 30,750,000
Ending balance shares at Sep. 30, 2023	45,667,706